Shareholders' Equity - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options and RSUs outstanding	980,000	1,111,000		1,254,000	1,612,000
Options outstanding	13,448,000	13,337,000	[1]	14,192,000	16,601,000
Total intrinsic value of options exercised	$ 61,564,000	$ 73,973,000		$ 55,801,000
Weighted average fair value granted under options	$ 15.52	$ 17.04		$ 9.09
Weighted average fair value granted under RSUs	$ 54.76	$ 51.89		$ 36.43
Total fair value of restricted stock units vested	26,164,000	24,190,000		24,263,000
Unrecognized compensation expense	100,211
Unrecognized compensation expense expected period of recognition (in years)	2 years 7 days
Authorized amount under share repurchase programs	2,150,000
Two Thousand Five Equity Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase Ordinary shares reserved for issuance	50,000,000
Ordinary shares available for future grant	62,575,893
Increase in number of Ordinary shares reserved for issuance each year	5,000,000
Options and RSUs outstanding	14,426,275
Zone Labs One Thousand Nine Hundred Ninety Eight Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	1,359
Sixth Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized amount under share repurchase programs		250,000
Seventh Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized amount under share repurchase programs	300,000
Eighth Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized amount under share repurchase programs	300,000
Ninth Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized amount under share repurchase programs	1,000,000
Stock Option | Two Thousand Five Equity Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum period options granted to employees, officers and directors (in years)	Seven
Stock Option | Two Thousand Five Equity Incentive Plans | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Stock Option | Two Thousand Five Equity Incentive Plans | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Restricted Stock Units (RSUs) | Two Thousand Five Equity Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase Ordinary shares reserved for issuance	6,000,000
Percentage of salary to purchase Ordinary shares	15.00%
Ordinary shares per employee, maximum	1,250
Price of Ordinary shares purchased under ESPP, percentage of lower of fair market value of Ordinary share on subscription date of each offering period or on purchase date	85.00%
Purchase of Ordinary shares by employees	309,559	374,050		433,940
Average price per share purchased by employees	$ 44.15	$ 34.14		$ 24.97
Ordinary shares available for future grant	1,421,363
Compensation expense recognized	$ 4,313,000	$ 3,400,000		$ 2,940,000

[1]	As of December 31, 2012 , approximately 13.2 million options are vested and expected to vest. Options expected to vest reflect an estimated forfeiture rate for purposes of determining related compensation expense.